BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—87.5%
Brazil—3.9%
Cia Brasileira de Distribuicao	5,700	$72,827
Pagseguro Digital Ltd., Class A*	1,613	76,392
Petroleo Brasileiro SA - SP ADR	25,163	240,810
Vasta Platform Ltd.*	14,000	193,200
Vivara Participacoes SA	27,700	130,812
		714,041
Chile—0.5%
Geopark Ltd.	10,528	96,121
China—25.6%
21Vianet Group, Inc. - ADR*	4,877	138,214
Alibaba Group Holding Ltd.*	6,900	226,677
Alibaba Group Holding Ltd. - SP ADR*	2,529	666,037
Baidu, Inc. - SP ADR*	932	129,539
China Construction Bank Corp., Class H	138,000	107,879
China Meidong Auto Holdings Ltd.	44,000	190,988
China Yongda Automobiles Services Holdings Ltd.	223,500	381,797
CIFI Holdings Group Co., Ltd.	135,604	117,195
ENN Energy Holdings Ltd.	10,900	143,794
Industrial & Commercial Bank of China Ltd., Class H	153,000	96,654
Longfor Group Holdings Ltd.	17,500	114,359
Momo, Inc. - SP ADR	2,519	36,223
Muyuan Foodstuff Co., Ltd., Class A	31,090	363,436
NetEase, Inc. - ADR	1,968	177,848
Ping An Insurance Group Co. of China Ltd., Class H	31,458	369,995
Tencent Holdings Ltd.	12,000	874,773
Trip.com Group Ltd. - ADR	3,715	124,787
Zhongsheng Group Holdings Ltd.	52,500	394,732
		4,654,927
France—0.5%
TOTAL SA	1,941	82,386
Greece—0.7%
JUMBO SA	7,688	136,325
Hong Kong—4.5%
Fortune Real Estate Investment Trust	90,000	82,250
Hang Lung Properties Ltd.	34,000	84,063
Melco Resorts & Entertainment Ltd. - ADR*	10,663	193,320
Swire Properties Ltd.	60,600	184,847
WH Group Ltd.	333,000	271,286
		815,766
Hungary—1.1%
OTP Bank PLC*	5,108	203,294
India—7.8%
Bandhan Bank Ltd.*	58,674	289,150
Bharti Airtel Ltd.	63,298	394,938
HDFC Bank Ltd. - ADR	2,141	147,729
HDFC Bank Ltd.	14,218	274,593
Petronet LNG Ltd.	70,607	238,973
Reliance Industries Ltd.	2,780	71,888
		1,417,271
Indonesia—0.7%
Bank Central Asia Tbk PT	54,600	119,920
Macao—3.0%
Sands China Ltd.	78,400	320,431
Wynn Macau Ltd.	135,600	231,079
		551,510
Malaysia—1.2%
TIME dotCom Bhd	62,300	209,241
Mexico—3.3%
Concentradora Fibra Danhos SA de CV	76,700	90,969
Fomento Economico Mexicano SAB de CV - SP ADR	921	66,450
Grupo Financiero Banorte SAB de CV	35,000	174,270
Industrias Bachoco SAB de CV, Class B	20,400	70,546
Macquarie Mexico Real Estate Management SA de CV	162,800	206,619
		608,854
Netherlands—1.3%
Prosus NV*	2,250	243,897
Russia—1.8%
Sberbank of Russia PJSC - SP ADR	15,450	205,948
Tatneft PJSC	17,630	113,678
		319,626
Singapore—1.7%
DBS Group Holdings Ltd.	10,700	199,615
United Overseas Bank Ltd.	6,500	108,111
		307,726
South Africa—2.3%
Capitec Bank Holdings Ltd.	1	35
Distell Group Holdings Ltd.	6,512	39,900
Naspers Ltd.	377	75,791
Naspers Ltd. - SP ADR	2,601	104,950
Oceana Group Ltd.	17,961	75,503
SPAR Group Ltd., (The)	10,142	124,449
		420,628
South Korea—11.0%
GS Retail Co., Ltd.	7,305	222,654
Hana Financial Group, Inc.	6,523	198,258
Innocean Worldwide	2,544	133,990
KB Financial Group, Inc.	4,345	179,623
Kia Motors Corp.	1,058	55,338
Samsung Electronics Co., Ltd.	7,198	433,901
SK Hynix, Inc.	8,267	728,475
Spigen Korea Co., Ltd.	756	43,826
		1,996,065
Taiwan—12.4%
Chenbro Micom Co., Ltd.	67,000	201,809
Chicony Electronics Co., Ltd.	43,000	128,760
Chicony Power Technology Co., Ltd.	42,000	99,108
Global Mixed Mode Technology, Inc.	25,000	142,051
Johnson Health Tech Co., Ltd.	19,000	54,849
Lotes Co., Ltd.	10,000	156,207
Radiant Opto-Electronics Corp.	34,000	138,475
Simplo Technology Co., Ltd.	14,000	162,779
Taiwan Semiconductor Manufacturing Co., Ltd.	17,000	289,371
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	5,773	560,096
Wiwynn Corp.	13,000	311,311
		2,244,816
Turkey—0.7%
Enerjisa Enerji AS	34,883	48,176
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	7,269	42,759
Ulker Biskuvi Sanayi AS*	12,375	35,069
		126,004
United States—3.5%
Micron Technology, Inc.*	6,937	444,593
National Energy Services Reunited Corp.*	20,907	182,727
		627,320
TOTAL COMMON STOCKS
(Cost $13,514,735)		15,895,738
PREFERRED STOCKS—4.3%
Brazil—1.4%
Itau Unibanco Holding SA 4.410%	47,000	251,782
South Korea—2.9%
Samsung Electronics Co., Ltd. 2.319%	9,486	523,357
TOTAL PREFERRED STOCKS
(Cost $534,577)		775,139

SHORT-TERM INVESTMENTS—8.0%
U.S. Bank Money Market Deposit Account, 0.03%(a)	1,459,052	1,459,052
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,459,052)		1,459,052
TOTAL INVESTMENTS—99.8%
(Cost $15,508,364)		18,129,929
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		37,321
NET ASSETS—100.0%		$18,167,250

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of November 30, 2020.

Contracts For Difference held by the Fund at November 30, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
China Shenhua Energy Co., Class H	Goldman Sachs	9/18/2025	0.10%	Monthly	18,500	$35,754	$278
Netdragon Websoft Holdings	Goldman Sachs	9/18/2025	0.10	Monthly	18,000	39,571	827
						75,325	1,105
France
Total SA	Goldman Sachs	9/18/2025	-0.55	Monthly	705	30,127	1,002

Macao
Sands China Ltd.	Goldman Sachs	9/18/2025	0.10	Monthly	58,800	241,237	(17,506)
Wynn Macau Ltd.	Goldman Sachs	9/18/2025	0.10	Monthly	185,600	316,555	(13,002)
						557,792	(30,508)
Portugal
Jeronimo Martins	Goldman Sachs	9/18/2025	-0.55	Monthly	3,349	57,366	1,641

Russia
Detsky Mir PJSC	Goldman Sachs	9/18/2025	0.15	Monthly	79,170	145,412	20,238
Novolipetsk Steel PJSC	Goldman Sachs	9/18/2025	0.15	Monthly	39,240	98,896	(1,946)
						244,308	18,292
South Korea
Posco	Goldman Sachs	9/18/2025	0.15	Monthly	647	136,820	(1,613)

Switzerland
Glencore PLC	Goldman Sachs	9/18/2025	0.04	Monthly	22,876	64,608	5,831

Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	9/18/2025	0.15	Monthly	8,000	134,865	(1,452)
Total Long						1,301,211	(5,702)
Net unrealized gain/(loss) on Contracts For Difference							$(5,702)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS EMERGING MARKETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Emerging Markets Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Brazil	$714,041	$714,041	$-	$-
Chile	96,121	96,121	-	-
China	4,654,927	1,272,648	3,382,279	-
France	82,386	-	82,386	-
Greece	136,325	-	136,325	-
Hong Kong	815,766	193,320	622,446	-
Hungary	203,294	-	203,294	-
India	1,417,271	147,729	1,269,542	-
Indonesia	119,920	-	119,920	-
Macao	551,510	-	551,510	-
Malaysia	209,241	-	209,241	-
Mexico	608,854	608,854	-	-
Netherlands	243,897	-	243,897	-
Russia	319,626	205,948	113,678	-
Singapore	307,726	-	307,726	-
South Africa	420,628	180,453	240,175	-
South Korea	1,996,065	-	1,996,065	-
Taiwan	2,244,816	560,096	1,684,720	-
Turkey	126,004	90,935	35,069	-
United States	627,320	627,320	-	-
Preferred Stock
Brazil	251,782	251,782	-	-
South Korea	523,357	-	523,357	-
Short-Term Investments	1,459,052	1,459,052	-	-
Contracts For Difference
Equity Contracts	29,818	29,818	-	-
Total Assets	$18,159,747	$6,438,117	$11,721,630	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(35,520)	$(35,520)	$-	$-
Total Liabilities	$(35,520)	$(35,520)	$-	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.